LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2014
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Land use rights	38,228	37,675
Accumulated amortization	(5,023)	(5,876)

Land use rights, net	33,205	31,799

Land use rights with net values of RMB14,676and RMB14,972 have been pledged as collateral for bank loans as of September 30, 2013 and 2014.Amortization expenses for the years ended September 30, 2012, 2013 and 2014 were RMB892, RMB942 and RMB1,027, respectively.